OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2013
OTHER INTANGIBLE ASSETS
OTHER INTANGIBLE ASSETS

12. OTHER INTANGIBLE ASSETS

        Intangible assets as of December 31, 2013 and 2012 comprised the following:

		December 31, 2013			December 31, 2012
	Useful lives, years	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Billing and telecommunication software	1 to 20	55,738	(38,258)	17,480	51,160	(34,441)	16,719
Acquired customer base	4 to 31	8,757	(3,622)	5,135	8,987	(3,023)	5,964
Rights to use radio frequencies	1 to 15	9,850	(4,905)	4,945	9,563	(3,841)	5,722
Accounting software	1 to 5	4,330	(3,021)	1,309	3,692	(2,139)	1,553
Numbering capacity	2 to 15	3,623	(2,849)	774	3,614	(2,176)	1,438
Office software	1 to 10	9,309	(3,582)	5,727	5,050	(1,927)	3,123
Other	1 to 10	4,577	(1,916)	2,661	2,605	(447)	2,158

		96,184	(58,153)	38,031	84,671	(47,994)	36,677

Prepayments for intangible assets		392	—	392	1,050	—	1,050

Total other intangible assets		96,576	(58,153)	38,423	85,721	(47,994)	37,727

        As a result of the limited availability of local telephone numbering capacity in Moscow and the Moscow region, the Group entered into agreements for the use of telephone numbering capacity with other telecommunications operators in the region. The costs of acquired numbering capacity with a finite contractual life are amortized over a period of two to ten years in accordance with the terms of the contracts to acquire such capacity.

        On December 26, 2012, the State Duma passed a law on the portability of a cellphone number by a subscriber when changing service provider. In connection with this law the Group reclassified numbering capacity with indefinite useful lives in amount of RUB 1,298 million to numbering capacity with finite contractual lives and amortizes it over two years.

        Amortization expense for the years ended December 31, 2013, 2012 and 2011 amounted to RUB 14,110 million, RUB 12,482 million and RUB 11,917 million, respectively. Based solely on the cost of amortizable intangible assets existing at December 31, 2013 the estimated future amortization expenses for the five years ending December 31, 2018 and thereafter are as follows:

Estimated amortization expense in the year ended December 31,
2014	13,062
2015	9,640
2016	6,399
2017	3,743
2018	1,563
Thereafter	3,624

Total	38,031

        The actual amortization expense to be reported in future periods could differ from these estimates as a result of new intangible assets acquisitions, changes in useful lives and other relevant factors.

        Weighted-average amortization period for billing and telecommunication software acquired during the years ended December 31, 2013 and 2012 is four years.